Average Annual Total Returns - Popular Income Plus Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(3.52%)	(0.69%)	(1.61%)
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(4.21%)	(1.78%)	(3.62%)
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(2.08%)	(0.96%)	(2.02%)
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.67%)	(0.92%)	(2.15%)
Class I Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]

[1]	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After-tax returns do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only, and the after-tax returns for Class C Shares and Class I Institutional Shares will vary.
[2]	Returns After Taxes are not indicative of a typical shareholder’s experience, as shareholders are generally Puerto Rico residents not subject to U.S. federal tax.
[3]	There are no Class I Institutional Shares outstanding as of the date of this Prospectus. The returns for Class I Institutional Shares would have been substantially similar to the annual returns shown for Class A Shares because Class I Institutional Shares are invested in the same portfolio of securities as Class A Shares and the annual returns would differ only to the extent that the Classes do not have the same expenses.